Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Fair Value Measurements

Note 9. Fair Value Measurements

For fair value measurements, the fair value of an asset is defined as the exit price, which is the amount that would either be received when an asset is sold or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-tier fair value hierarchy based on the inputs used in measuring fair value. These tiers are: Level 1, for which quoted market prices for identical instruments are available in active markets, such as money market funds, equity securities and U.S. Treasury securities; Level 2, for which there are inputs other than quoted prices included within Level 1 that are observable for the instrument, such as certain derivative instruments including interest rate caps and swaps; and Level 3, for securities that do not fall into Level 1 or Level 2 and for which little or no market data exists, therefore requiring us to develop our own assumptions.

Items Measured at Fair Value on a Recurring Basis

The methods and assumptions described below were used to estimate the fair value of each class of financial instrument. For significant Level 3 items we have also provided the unobservable inputs along with their weighted average ranges.

Money Market Funds — Our money market funds, which are included in Cash in the consolidated financial statements, are comprised of government securities and U.S. Treasury bills. These funds were classified as Level 1 as we used quoted prices from active markets to determine their fair values.

Derivative Assets — Our derivative assets, which are included in Other assets, net in the consolidated financial statements, are comprised of foreign currency forward contracts and stock warrants that were acquired from CPA®:15 through the Merger. The foreign currency forward contracts were measured at fair value using readily observable market inputs, such as quotations on interest rates, and were classified as Level 2 as these instruments are custom, over-the-counter contracts with various bank counterparties that are not traded in the open market. The stock warrants were measured at fair value using internal valuation models that incorporate market inputs and our own assumptions about future cash flows. We classified these assets as Level 3 because these assets are not traded in an active market.

Derivative Liabilities — Our derivative liabilities, which are included in Accounts payable, accrued expenses and other liabilities in the consolidated financial statements, are comprised of interest rate swaps, a substantial amount of which were acquired from CPA®:15 through the Merger (Note 10). These derivative instruments were measured at fair value using readily observable market inputs, such as quotations on interest rates. These derivative instruments were classified as Level 2 because they are custom, over-the-counter contracts with various bank counterparties that are not traded in an active market.

Other Securities — Our other securities, which are included in Other assets, net in the consolidated financial statements, are primarily comprised of our interest in a commercial mortgage loan securitization known as the Carey Commercial Mortgage Trust (“CCMT”). We classified these assets as Level 3 because these assets are not traded in an active market. We estimated the fair value of these assets using internal valuation models that incorporate market inputs and our own assumptions about future cash flows.

Redeemable Noncontrolling Interest — We account for the noncontrolling interest in WPCI as a redeemable noncontrolling interest. We determined the valuation of the redeemable noncontrolling interest using widely accepted valuation techniques, including expected discounted cash flows of the investment as well as the income capitalization approach, which considers prevailing market capitalization rates. We classified this liability as Level 3. Unobservable inputs for WPCI include a discount for lack of marketability, a discount rate and EBITDA multiples with weighted average ranges of 20% – 30%, 22% – 26% and 3x – 5x, respectively. Significant increases or decreases in any one of these inputs in isolation would result in significant changes in the fair value measurement.

The following tables set forth our assets and liabilities that were accounted for at fair value on a recurring basis. Assets and liabilities presented below exclude assets and liabilities owned by equity investments (in thousands):

		Fair Value Measurements at December 31, 2012 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$231	$231	$-	$-
Derivative assets	1,745	-	25	1,720
Total	$1,976	$231	$25	$1,720

Redeemable Noncontrolling Interest and Liabilities:
Redeemable noncontrolling interest	$7,531	$-	$-	$7,531
Derivative liabilities	24,578	-	24,578	-
Total	$32,109	$-	$24,578	$7,531

		Fair Value Measurements at December 31, 2011 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Other securities	$233	$-	$-	$233
Money market funds	35	35	-	-
Total	$268	$35	$-	$233

Redeemable Noncontrolling Interest and Liabilities:
Redeemable noncontrolling interest	$7,700	$-	$-	$7,700
Derivative liabilities	4,175	-	4,175	-
Total	$11,875	$-	$4,175	$7,700

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Year Ended December 31, 2012				Year Ended December 31, 2011
	Assets				Assets
				Redeemable				Redeemable
	Other	Derivative	Total	Noncontrolling	Other	Derivative	Total	Noncontrolling
	Securities	Assets	Assets	Interest	Securities	Assets	Assets	Interest
Beginning balance	$233	$-	$233	$7,700	$263	$-	$263	$7,546
Total gains or losses (realized and unrealized):
Included in earnings	10	80	90	40	(20)	-	(20)	1,923
Included in other comprehensive (loss) income	(7)	-	(7)	6	(10)	-	(10)	(5)
Settlements	(236)	-	(236)	-	-	-	-	-
Acquired due to Merger	-	1,640	1,640	-	-	-	-	-
Distributions paid	-	-	-	(1,055)	-	-	-	(1,309)
Redemption value adjustment	-	-	-	840	-	-	-	(455)
Amortization and accretion
Ending balance	$-	$1,720	$1,720	$7,531	$233	$-	$233	$7,700
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$-	$80	$80	$-	$(20)	$-	$(20)	$-

We did not have any transfers into or out of Level 1, Level 2 and Level 3 measurements during the years ended December 31, 2012 and 2011. Gains and losses (realized and unrealized) included in earnings for other securities are reported in Other income and (expenses) in the consolidated financial statements.

Our other financial instruments had the following carrying values and fair values as of the dates shown (in thousands):

		December 31, 2012		December 31, 2011
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse debt (a)	3	$1,715,397	$1,727,985	$356,209	$361,948
Senior Credit Facility	2	253,000	253,000	233,160	233,160
Deferred acquisition fees receivable (b)	3	28,654	33,632	29,410	31,638

__________

  We determined the estimated fair value of our debt instruments using a discounted cash flow model with rates that take into account the credit of the tenants, where applicable, and interest rate risk. We also considered the value of the underlying collateral taking into account the quality of the collateral, the credit quality of the company, the time until maturity and the current market interest rate.
  We determined the estimated fair value of our deferred acquisition fees based on an estimate of discounted cash flows using two significant unobservable inputs, which are the leverage adjusted unsecured spread and an illiquidity adjustment with a weighted average range of 275 – 325 bps and 50 – 100 bps, respectively. Significant increases or decreases to these inputs in isolation would result in a significant change in the fair value measurement.

We estimated that our other financial assets and liabilities (excluding net investments in direct financing leases) had fair values that approximated their carrying values at both December 31, 2012 and 2011.

Items Measured at Fair Value on a Non-Recurring Basis

We perform an assessment, when required, of the value of certain of our real estate investments. As part of that assessment, we determine the valuation of these assets using widely accepted valuation techniques, including expected discounted cash flows or an income capitalization approach, which considers prevailing market capitalization rates. We review each investment based on the highest and best use of the investment and market participation assumptions. We determined that the significant inputs used to value these investments fall within Level 3. As a result of our assessments, we calculated impairment charges based on market conditions and assumptions that existed at the time. The valuation of real estate is subject to significant judgment and actual results may differ materially if market conditions or the underlying assumptions change. Assets acquired and liabilities assumed in the Merger approximate fair value. The valuation methods related to the assets acquired, liabilities assumed, equity investments and noncontrolling interests associated with the Merger are discussed in Notes 2 and 3.

The following tables present information about our other assets that were measured on a fair value basis (in thousands):

	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges	Measurements	Charges
Impairment Charges from Continuing Operations:
Real estate (a)	$-	$-	$380	$243	$-	$-
Net investments in direct financing leases (b)	-	-	-	(1,608)	3,548	1,140
Equity investments in real estate (c)	17,140	9,910	1,554	206	22,846	1,394
	17,140	9,910	1,934	(1,159)	26,394	2,534

Impairment Charges from Discontinued Operations:
Real estate (a)	39,642	12,495	42,207	11,838	11,662	14,241
Operating real estate (d)	5,002	10,467	-	-	-	-
Intangible assets
	$61,784	$32,872	$44,141	$10,679	$38,056	$16,775

__________

  These fair value measurements were developed by third-party sources, subject to our corroboration for reasonableness.
  In the fourth quarter of 2011, we recorded an out-of-period adjustment of $1.6 million (Note 2).
  During the year ended December 31, 2012, we incurred an other-than-temporary impairment charge totaling $9.9 million, on our investment in the Special Member Interest to reduce its carrying value to its estimated fair value, which had declined. This investment's fair value was obtained using an estimate of discounted cash flows using two significant unobservable inputs, which are the discount rate and the estimated general and administrative costs as a percentage of assets under management with a weighted average range of 12.75% – 15.75% and 35 bps – 45 bps, respectively. Significant increases or decreases to these inputs in isolation would result in a significant change in the fair value measurement. The valuation was also dependent upon the estimated date of a liquidity event for CPA®:16 – Global because cash flows attributable to this investment would cease upon such event. Therefore, the fair value of this investment may decline in the future as the estimated liquidation date approaches.
  During the year ended December 31, 2012, we recorded an impairment charge of $10.5 million on a hotel property to reduce its carrying value to its estimated fair value, which had declined. The fair value of the hotel property was obtained using an estimate of discounted cash flows using three significant inputs, which are capitalization rate, cash flow discount rate and residual discount rate, of 9.5%, 7.5% and 10.0%, respectively.